CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares
Statement of Financial Position [Abstract]
Common Stock, No Par Value | (per share)	₪ 0	₪ 0
Common Stock, Shares Authorized	2,000,000	500,000
Common Stock, Shares, Issued	830,613	341,827
Ordinary shares, shares outstanding	830,613	341,827